		Schedules of Investments
Pax High Yield Bond Fund		September 30, 2020
	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS		0
(Cost $178,981)

PREFERRED STOCKS: 0.9%
HEALTH CARE: 0.4%
Avantor, Inc.	20,000	1,454,800
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
		1,454,800

LEISURE: 0.5%
RLJ Lodging Trust, REIT, 1.950%	80,000	1,834,400

TOTAL PREFERRED STOCKS		3,289,200
(Cost $3,440,244)

BONDS: 94.7%
CORPORATE BONDS: 93.9%
AUTOMOTIVE: 3.9%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (d)	$1,000,000	1,011,935
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	500,000	515,938
Ford Motor Co., 9.000%, 04/22/25	3,000,000	3,443,385
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	1,001,250
Ford Motor Credit Co., LLC, 4.250%, 09/20/22	1,000,000	1,010,300
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	991,875
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	1,000,000	980,300
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	500,000	516,250

Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	1,000,000	1,032,460
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	500,000	507,703
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,000,000	1,057,935
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	500,000	534,280
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,277,610
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (d)	1,000,000	1,001,853
		15,883,074

BANKING: 1.1%
Ally Financial, Inc., 4.125%, 02/13/22	1,500,000	1,554,967
Ally Financial, Inc., 3.875%, 05/21/24	1,000,000	1,066,936
Ally Financial, Inc., 5.750%, 11/20/25	1,000,000	1,122,924
Ally Financial, Inc., 8.000%, 11/01/31	500,000	686,473
		4,431,300

BASIC INDUSTRY: 12.8%
Adams Homes, Inc., 144A, 7.500%, 02/15/25 (d)	1,741,000	1,763,851
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,000,000	1,048,560
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	1,000,000	1,049,375
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (d)	1,000,000	1,055,625
ArcelorMittal SA, 6.125%, 06/01/25	1,000,000	1,153,311
ArcelorMittal SA, 7.250%, 10/15/39	1,000,000	1,265,000
Big River Steel, LLC/BRS Finance Corp., 144A, 6.625%, 01/31/29 (d)	1,000,000	1,013,025
Boise Cascade Co., 144A, 4.875%, 07/01/30 (d)	1,000,000	1,077,500
Builders FirstSource, Inc., 144A, 5.000%, 03/01/30 (d)	2,000,000	2,073,750
Carpenter Technology Corp., 6.375%, 07/15/28	2,000,000	2,096,261
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (d)	950,000	939,213
Cleveland-Cliffs, Inc., 144A, 9.875%, 10/17/25 (d)	500,000	558,750
Cleveland-Cliffs, Inc., 144A, 6.750%, 03/15/26 (d)	500,000	509,375
Cleveland-Cliffs, Inc., 6.250%, 10/01/40	500,000	385,035
Core & Main, LP, 144A, 6.125%, 08/15/25 (d)	2,000,000	2,029,600
CVR Partners, LP/Nitrogen Finance Corp., 144A, 9.250%, 06/15/23 (d)	1,000,000	927,605
First Quantum Minerals, Ltd., 144A, 7.250%, 05/15/22 (d)	1,000,000	1,001,400
Foxtrot Escrow Issuer, LLC/Corp., 144A, 12.250%, 11/15/26 (d)	1,000,000	1,069,215
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	983,000	936,308
Ingevity Corp., 144A, 4.500%, 02/01/26 (d)	1,000,000	1,004,860
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	1,250,000	1,270,312
Lennar Corp., 4.750%, 05/30/25	500,000	546,994
Lennar Corp., 5.250%, 06/01/26	3,000,000	3,378,180
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (d)	1,000,000	1,060,000
Novelis Corp., 144A, 5.875%, 09/30/26 (d)	1,500,000	1,543,125
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	1,000,000	984,235

Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	1,000,000	1,004,445
SPCM SA, 144A, 4.875%, 09/15/25 (d)	1,150,000	1,193,804
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	3,000,000	3,128,715
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,000,000	1,026,800
Standard Industries, Inc., 144A, 3.375%, 01/15/31 (d)	1,000,000	988,870
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,550,000	1,656,400
TRI Pointe Group, Inc., 5.700%, 06/15/28	1,000,000	1,097,500
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	2,500,000	2,569,850
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,493,437
Venator Finance Sarl/Venator Materials, LLC, 144A, 9.500%, 07/01/25 (d)	1,000,000	1,065,000
WESCO Distribution, Inc., 5.375%, 06/15/24	1,000,000	1,028,750
WESCO Distribution, Inc., 144A, 7.125%, 06/15/25 (d)	1,000,000	1,090,625
WESCO Distribution, Inc., 144A, 7.250%, 06/15/28 (d)	1,000,000	1,097,080
		52,181,741

CAPITAL GOODS: 4.5%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	1,000,000	996,050
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,000,000	1,015,000
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	1,000,000	1,020,000
Bombardier, Inc., 144A, 7.500%, 12/01/24 (d)	1,000,000	770,000
Crown Americas, LLC/Capital Corp. VI, 4.750%, 02/01/26	1,000,000	1,041,060
Howmet Aerospace, Inc., 5.900%, 02/01/27	2,000,000	2,157,080
Howmet Aerospace, Inc., 6.750%, 01/15/28	1,000,000	1,103,750
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	1,000,000	1,035,000
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	1,000,000	1,036,060
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	1,500,000	1,527,968
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,000,000	1,100,625
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	1,000,000	1,085,000
Vertical Holdco GmbH, 144A, 7.625%, 07/15/28 (d)	1,500,000	1,588,125
Vertical US Newco, Inc., 144A, 5.250%, 07/15/27 (d)	1,000,000	1,041,140
Welbilt, Inc., 9.500%, 02/15/24	1,000,000	1,026,875
Wolverine Escrow, LLC, 144A, 8.500%, 11/15/24 (d)	1,000,000	822,500
		18,366,233

CONSUMER GOODS: 4.3%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	1,000,000	1,026,250
Del Monte Foods, Inc., 144A, 11.875%, 05/15/25 (d)	1,000,000	1,055,624
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,500,000	1,503,750
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	750,000	773,873
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (d)	750,000	770,051
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	1,000,000	1,054,065

Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	2,500,000	2,678,188
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (d)	1,000,000	1,026,875
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	1,000,000	1,035,000
Spectrum Brands, Inc., 6.125%, 12/15/24	1,000,000	1,030,625
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,000,000	1,040,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,000,000	2,080,530
US Foods, Inc., 144A, 5.875%, 06/15/24 (d)	1,500,000	1,513,575
US Foods, Inc., 144A, 6.250%, 04/15/25 (d)	1,000,000	1,060,085
		17,648,491

ENERGY: 3.1%
Antero Resources Corp., 5.625%, 06/01/23	500,000	363,125
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (d)	500,000	493,750
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (d)	500,000	383,750
DCP Midstream Operating, LP, 5.125%, 05/15/29	1,000,000	986,690
Laredo Petroleum, Inc., 9.500%, 01/15/25	2,000,000	1,193,720
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (d)	1,000,000	1,049,375
Parsley Energy, LLC/Finance Corp., 144A, 5.250%, 08/15/25 (d)	1,000,000	992,500
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.750%, 03/01/25	1,000,000	1,021,144
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.875%, 03/01/27	500,000	515,313
Sunoco, LP/Finance Corp., 5.875%, 03/15/28	1,000,000	1,026,060
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (d)	1,000,000	1,071,060
Targa Resources Partners, LP/Finance Corp., 5.250%, 05/01/23	1,000,000	1,000,305
Targa Resources Partners, LP/Finance Corp., 5.000%, 01/15/28	500,000	488,750
TransMontaigne Partners, LP/TLP Finance Corp., 6.125%, 02/15/26	1,750,000	1,817,480
		12,403,022

FINANCIAL SERVICES: 3.8%
CIT Bank NA, 2.969%, 09/27/25 (e)	1,000,000	994,055
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,039,375
CIT Group, Inc., 5.250%, 03/07/25	500,000	529,938
Fair Isaac Corp., 144A, 5.250%, 05/15/26 (d)	1,000,000	1,113,560
Fair Isaac Corp., 144A, 4.000%, 06/15/28 (d)	500,000	516,563
Fly Leasing, Ltd., 6.375%, 10/15/21	1,250,000	1,252,930
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	2,000,000	2,088,100
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	2,000,000	2,133,100
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (d)	1,000,000	1,007,500
MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	1,000,000	1,051,690
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25 (d)	750,000	760,313
Springleaf Finance Corp., 6.875%, 03/15/25	500,000	555,775
Springleaf Finance Corp., 7.125%, 03/15/26	1,000,000	1,118,455

Springleaf Finance Corp., 6.625%, 01/15/28	1,000,000	1,111,490
		15,272,844

HEALTH CARE: 10.9%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,000,000	2,075,400
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	3,000,000	3,116,250
Avantor, Inc., 144A, 6.000%, 10/01/24 (d)	1,000,000	1,046,250
Centene Corp., 144A, 5.375%, 06/01/26 (d)	2,000,000	2,110,000
Centene Corp., 4.250%, 12/15/27	1,000,000	1,048,745
Centene Corp., 4.625%, 12/15/29	3,000,000	3,239,865
Centene Corp., 3.375%, 02/15/30	500,000	519,533
Centene Corp., 3.000%, 10/15/30	2,000,000	2,042,900
DaVita, Inc., 144A, 4.625%, 06/01/30 (d)	2,000,000	2,049,850
DaVita, Inc., 144A, 3.750%, 02/15/31 (d)	2,000,000	1,932,100
Emergent BioSolutions, Inc., 144A, 3.875%, 08/15/28 (d)	2,000,000	2,012,860
Encompass Health Corp., 4.500%, 02/01/28	500,000	503,345
Encompass Health Corp., 4.750%, 02/01/30	1,500,000	1,524,345
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	497,000	520,297
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 6.000%, 06/30/28 (d)	374,000	275,264
HCA, Inc., 5.375%, 02/01/25	1,500,000	1,644,728
HCA, Inc., 5.875%, 02/15/26	1,000,000	1,121,250
HCA, Inc., 3.500%, 09/01/30	1,000,000	1,020,917
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	3,000,000	3,151,605
Jaguar Holding Co. II/PPD Development, LP, 144A, 4.625%, 06/15/25 (d)	500,000	515,815
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	2,000,000	2,090,000
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	1,500,000	1,566,713
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	2,715,000	2,848,008
Surgery Center Holdings, Inc., 144A, 10.000%, 04/15/27 (d)	1,000,000	1,066,874
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (d)	3,000,000	3,269,370
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	2,000,000	2,102,119
		44,414,403

INSURANCE: 0.8%
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (d)	1,000,000	1,123,750
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	2,000,000	2,116,250
		3,240,000

LEISURE: 3.1%
Boyne USA, Inc., 144A, 7.250%, 05/01/25 (d)	1,000,000	1,053,645
Colt Merger Sub, Inc., 144A, 5.750%, 07/01/25 (d)	1,000,000	1,032,500

ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	950,000	960,901
ESH Hospitality, Inc., 144A, 4.625%, 10/01/27 (d)	1,000,000	982,520
Hilton Domestic Operating Co., Inc., 4.875%, 01/15/30	1,000,000	1,032,180
MGM Resorts International, 6.750%, 05/01/25	1,000,000	1,049,605
MGM Resorts International, 5.500%, 04/15/27	1,000,000	1,046,405
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/Finance Co-Issuer, 144A, 7.500%, 06/01/25 (d)	1,500,000	1,600,950
Scientific Games International, Inc., 144A, 8.250%, 03/15/26 (d)	1,000,000	1,045,795
Scientific Games International, Inc., 144A, 7.250%, 11/15/29 (d)	1,000,000	1,016,690
Winnebago Industries, Inc., 144A, 6.250%, 07/15/28 (d)	1,500,000	1,585,313
		12,406,504

MEDIA: 15.2%
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	2,000,000	2,119,560
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	2,000,000	2,226,250
Altice France SA, 144A, 7.375%, 05/01/26 (d)	2,500,000	2,622,375
Altice France SA, 144A, 8.125%, 02/01/27 (d)	500,000	545,573
Altice France SA, 144A, 5.500%, 01/15/28 (d)	2,000,000	2,027,500
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	1,000,000	1,041,250
CCO Holdings, LLC/Capital Corp., 144A, 5.500%, 05/01/26 (d)	1,000,000	1,040,155
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,000,000	1,053,554
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	2,500,000	2,712,225
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	4,000,000	4,240,000
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	1,000,000	1,026,550
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,000,000	2,209,870
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,500,000	2,659,387
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	2,000,000	2,017,769
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	1,000,000	1,020,250
CSC Holdings, LLC, 144A, 3.375%, 02/15/31 (d)	1,000,000	969,500
DISH DBS Corp., 5.875%, 11/15/24	1,000,000	1,026,965
DISH DBS Corp., 7.375%, 07/01/28	1,000,000	1,031,249
iHeartCommunications, Inc., 8.375%, 05/01/27	1,500,000	1,480,223
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	1,000,000	976,690
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	500,000	472,069
Lamar Media Corp., 144A, 3.750%, 02/15/28 (d)	1,000,000	996,875
Lamar Media Corp., 144A, 4.000%, 02/15/30 (d)	1,500,000	1,502,813
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,500,000	1,569,375
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (d)	2,000,000	1,828,020
Netflix, Inc., 144A, 3.625%, 06/15/25 (d)	1,000,000	1,046,500
Nexstar Broadcasting, Inc., 144A, 5.625%, 07/15/27 (d)	2,000,000	2,103,890
Nexstar Broadcasting, Inc., 144A, 4.750%, 11/01/28 (d)	1,000,000	1,021,050

Nielsen Co. Luxembourg SARL, The, 144A, 5.000%, 02/01/25 (d)	2,000,000	2,041,250
Nielsen Finance, LLC/Co., 144A, 5.000%, 04/15/22 (d)	359,000	360,257
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	1,000,000	1,036,800
Outfront Media Capital, LLC/Corp., 144A, 5.000%, 08/15/27 (d)	1,000,000	976,690
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (d)	450,000	469,440
Sirius XM Radio, Inc., 144A, 5.000%, 08/01/27 (d)	500,000	521,983
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,000,000	2,148,750
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	1,000,000	1,020,000
TEGNA, Inc., 5.000%, 09/15/29	1,500,000	1,482,660
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27 (d)	1,500,000	1,514,063
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	1,000,000	996,250
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	1,000,000	1,044,375
Virgin Media Secured Finance PLC, 144A, 5.500%, 05/15/29 (d)	1,500,000	1,612,560
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,000,000	1,035,500
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,000,000	1,055,000
		61,903,065

REAL ESTATE: 2.8%
Diversified Healthcare Trust, 9.750%, 06/15/25	2,000,000	2,227,280
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	1,000,000	1,002,000
Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,200,000	2,191,750
New Residential Investment Corp., 144A, 6.250%, 10/15/25 (d)	1,000,000	987,355
Outfront Media Capital, LLC/Corp., 5.625%, 02/15/24	500,000	507,553
Realogy Group, LLC/Co-Issuer Corp., 144A, 9.375%, 04/01/27 (d)	1,000,000	1,037,600
Service Properties Trust, 7.500%, 09/15/25	1,500,000	1,596,257
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.000%, 04/15/23 (d)	1,000,000	1,007,500
Uniti Group, LP/Uniti Group Finance, Inc./CSL Capital, LLC, 8.250%, 10/15/23	1,000,000	986,875
		11,544,170

RETAIL: 3.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,000,000	2,048,490
Carvana Co., 144A, 5.625%, 10/01/25 (d)	1,000,000	988,750
Carvana Co., 144A, 5.875%, 10/01/28 (d)	1,000,000	990,000
KFC Holding/Pizza Hut Holdings/Taco Bell of America, LLC, 144A, 4.750%, 06/01/27 (d)	1,500,000	1,578,307
Michaels Stores, Inc., 144A, 8.000%, 07/15/27 (d)	2,000,000	2,093,380
Michaels Stores, Inc., 144A, 4.750%, 10/01/27 (d)	1,000,000	993,125
New Albertsons, LP, 7.750%, 06/15/26	1,000,000	1,103,560
PetSmart, Inc., 144A, 7.125%, 03/15/23 (d)	2,000,000	2,020,000
Sally Holdings, LLC/Capital, Inc., 144A, 8.750%, 04/30/25 (d)	1,000,000	1,098,750
Sally Holdings, LLC/Capital, Inc., 5.625%, 12/01/25	1,000,000	1,015,145
		13,929,507

SERVICES: 6.7%
Ashtead Capital, Inc., 144A, 4.250%, 11/01/29 (d)	2,000,000	2,110,793
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,000,000	912,900
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	1,500,000	1,586,250
Dun & Bradstreet Corp., The, 144A, 10.250%, 02/15/27 (d)	1,000,000	1,132,315
GFL Environmental, Inc., 144A, 7.000%, 06/01/26 (d)	1,600,000	1,689,720
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	1,033,950
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (d)	1,600,000	1,739,000
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	1,000,000	1,014,375
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	1,500,000	1,527,750
Iron Mountain, Inc., 144A, 5.625%, 07/15/32 (d)	1,000,000	1,057,365
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	1,500,000	1,501,845
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 08/01/24 (d)	2,500,000	2,540,887
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,000,000	1,078,590
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	1,000,000	1,071,595
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	2,000,000	2,027,820
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	1,000,000	925,830
United Rentals North America, Inc., 5.250%, 01/15/30	2,500,000	2,732,812
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	1,500,000	1,508,873
		27,192,670

TECHNOLOGY & ELECTRONICS: 6.6%
Avaya, Inc., 144A, 6.125%, 09/15/28 (d)	1,000,000	1,023,350
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,000,000	2,044,680
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,100,000	1,051,705
CommScope Technologies, LLC, 144A, 6.000%, 06/15/25 (d)	1,867,000	1,894,817
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	1,000,000	1,028,820
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (d)	1,500,000	1,561,785
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	2,000,000	2,105,000
Logan Merger Sub, Inc., 144A, 5.500%, 09/01/27 (d)	2,000,000	2,026,850
Microchip Technology, Inc., 144A, 4.250%, 09/01/25 (d)	1,000,000	1,038,866
Nokia Oyj, 6.625%, 05/15/39	1,050,000	1,306,106
NXP BV/Funding, LLC/USA, Inc., 144A, 3.400%, 05/01/30 (d)	2,000,000	2,195,596
Open Text Holdings, Inc., 144A, 4.125%, 02/15/30 (d)	2,500,000	2,575,700
Presidio Holdings, Inc., 144A, 4.875%, 02/01/27 (d)	1,000,000	1,011,720
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (d)	1,000,000	1,048,199
Sensata Technologies, Inc., 144A, 3.750%, 02/15/31 (d)	1,000,000	996,250
Veritas US, Inc./Bermuda, Ltd., 144A, 10.500%, 02/01/24 (d)	2,000,000	1,888,090
Veritas US, Inc./Bermuda, Ltd., 144A, 7.500%, 09/01/25 (d)	2,000,000	2,065,000
		26,862,534

TELECOMMUNICATIONS: 7.3%
C&W Senior Financing DAC, 144A, 7.500%, 10/15/26 (d)	1,000,000	1,050,405
CenturyLink, Inc., 6.750%, 12/01/23	1,000,000	1,098,750
CenturyLink, Inc., 144A, 5.125%, 12/15/26 (d)	1,500,000	1,543,268
CenturyLink, Inc., 144A, 4.000%, 02/15/27 (d)	1,000,000	1,017,280
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (d)	700,000	716,461
Consolidated Communications, Inc., 144A, 6.500%, 10/01/28 (d)	1,000,000	1,022,500
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,037,199
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	2,000,000	2,058,590
Level 3 Financing, Inc., 144A, 4.250%, 07/01/28 (d)	500,000	508,160
Level 3 Financing, Inc., 144A, 3.625%, 01/15/29 (d)	500,000	494,688
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	500,000	523,220
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,251,875
Sprint Capital Corp., 8.750%, 03/15/32	2,000,000	2,929,620
Sprint Corp., 7.875%, 09/15/23	500,000	575,313
Sprint Corp., 7.125%, 06/15/24	2,000,000	2,303,740
Switch, Ltd., 144A, 3.750%, 09/15/28 (d)	1,750,000	1,771,875
Telecom Italia Capital SA, 7.200%, 07/18/36	2,500,000	3,160,875
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	2,000,000	2,168,050
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	512,493
T-Mobile USA, Inc., 6.500%, 01/15/26	500,000	523,125
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,070,989
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	500,000	530,624
Zayo Group Holdings, Inc., 144A, 4.000%, 03/01/27 (d)	2,000,000	1,971,060
		29,840,160

TRANSPORTATION: 1.7%
Delta Air Lines, Inc., 144A, 7.000%, 05/01/25 (d)	2,000,000	2,199,080
Delta Air Lines, Inc./SkyMiles IP, Ltd., 144A, 4.500%, 10/20/25 (d)	500,000	513,859
Delta Air Lines, Inc./SkyMiles IP, Ltd., 144A, 4.750%, 10/20/28 (d)	1,000,000	1,039,763
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,028,985
Mileage Plus Holdings, LLC/Intellectual Property Assets, Ltd., 144A, 6.500%, 06/20/27 (d)	2,000,000	2,087,500
		6,869,187

UTILITY: 1.9%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	1,500,000	1,550,160
NextEra Energy Operating Partners, LP, 144A, 4.250%, 07/15/24 (d)	1,000,000	1,044,475
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (d)	500,000	521,875

NextEra Energy Operating Partners, LP, 144A, 4.500%, 09/15/27 (d)	1,500,000	1,605,000
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	1,000,000	1,039,375
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,000,000	1,096,550
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,000,000	1,059,710
		7,917,145

TOTAL CORPORATE BONDS		382,306,050
(Cost $369,164,177)		.

LOANS: 0.8%
RETAIL: 0.3%
PetSmart, Inc., 3 month LIBOR + 3.25%, 4.000%, 03/11/22 (e)	1,265,714	1,264,809

SERVICES: 0.5%
Dun & Bradstreet Corp., The, 3 month LIBOR + 5.00%, 6.731%, 02/08/26 (e)	1,990,000	1,973,085

TOTAL LOANS		3,237,894
(Cost $3,094,338)

TOTAL BONDS		385,543,944
(Cost $372,258,515)

CERTIFICATES OF DEPOSIT: 0.4%
Beneficial State Bank, 1.200%, 01/21/2021, 1.200%, 01/21/21 (b)	200,000	200,000
CINI Investment Note, 2.000%, 09/30/2023, 2.000%, 09/30/23 (b)	500,000	500,000
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	400,000	408,891
Self-Help Federal Credit Union, 0.650%, 04/29/22 (b)	100,000	100,871
Shared Interest, Inc., 2.400%, 09/30/2021, 2.400%, 09/30/21 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		1,709,762
(Cost $1,700,000)

MONEY MARKET: 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.030% (f)(g)	12,821,526	12,821,526
(Cost $12,821,526)

TOTAL INVESTMENTS: 99.1%		403,364,432

(Cost $390,399,266)

Other assets and liabilities - (net): 0.9%	3,829,902

Net Assets: 100.0%	$407,194,334

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of September 30, 2020 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2020
(g)	Premier Class shares LIBOR-London Inter-bank Offered Rate. At September 30, 2020 the 1 month and 3 month LIBOR rates were 0.148% and 0.234%, respectively. LP-Limited Partnership

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	$286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.